Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Pemex Industrial Tranformation) (Detail)	12 Months Ended
	Dec. 31, 2025 $ / $	Dec. 31, 2024 $ / $ millionsPerDay USD ($)	Dec. 31, 2023 millionsPerDay USD ($)	Dec. 31, 2023 millionsPerDay USD ($)	Dec. 31, 2023 $ / $ millionsPerDay USD ($)	Dec. 31, 2023 $ / $ millionsPerDay USD ($)	Dec. 31, 2022 $ / $
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	17.9667	20.2683
Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate				13.68%			14.16%
Industrial Transformation | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil Price (U.S.$) | $		101.82	105.5	105.5	105.5	105.5
Processed volume (millions per day) | millionsPerDay		866,000	993,000	993,000	993,000	993,000
Rate of U.S.$					16.9220	16.9220	19.4143
Useful lives of the cash-generating units (year average)		12 years	12 years
Pre-tax discount rate		14.75%		13.68%
Industrial Transformation | Gas
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume (millions per day) | millionsPerDay		2,746,000,000	3,201,000,000	3,201,000,000	3,201,000,000	3,201,000,000
Rate of U.S.$		20.2683			16.9220
Useful lives of the cash-generating units (year average)		7 years	6 years
Pre-tax discount rate		15.93%		12.25%
Industrial Transformation | Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$		20.2683			16.9220
Useful lives of the cash-generating units (year average)		4 years	5 years
Pre-tax discount rate		11.35%		10.31%
Industrial Transformation | Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$		20.2683			16.9220
Useful lives of the cash-generating units (year average)		7 years	5 years
Pre-tax discount rate		11.35%		10.31%
Industrial Transformation | Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$		20.2683			16.9220
Useful lives of the cash-generating units (year average)		6 years	5 years
Pre-tax discount rate		12.35%		13.25%